Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 18)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 19)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2019		463.3
Balance, beginning of period at Dec. 31, 2019	$ 20,113	$ 13,645	$ 1,623	$ 11	$ 336	$ 2,916	$ 1,582
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,389					1,274	115
Other comprehensive loss	(338)				(302)		(36)
Common shares issued (shares)		3.5
Common shares issued	171	$ 174		(3)
Advances to non-controlling interests	(13)						(13)
Subsidiary dividends paid to non-controlling interests	(65)						(65)
Dividends declared on common shares	(915)					(915)
Dividends on preference shares	(65)					(65)
Other	7			3			4
Balance, end of period (shares) at Dec. 31, 2020		466.8
Balance, end of period at Dec. 31, 2020	20,284	$ 13,819	1,623	11	34	3,210	1,587
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,405					1,294	111
Other comprehensive loss	(85)				(74)		(11)
Common shares issued (shares)		8.0
Common shares issued	416	$ 418		(2)
Subsidiary dividends paid to non-controlling interests	(58)						(58)
Dividends declared on common shares	(983)					(983)
Dividends on preference shares	(63)					(63)
Other	0			1			(1)
Balance, end of period (shares) at Dec. 31, 2021		474.8
Balance, end of period at Dec. 31, 2021	$ 20,916	$ 14,237	$ 1,623	$ 10	$ (40)	$ 3,458	$ 1,628